Interim Financial Results (Unaudited) (Tables)	12 Months Ended
Mar. 04, 2017
Interim Financial Results (Unaudited)
Schedule of interim financial results (unaudited)

	Fiscal Year 2017
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter(2)	Year
Revenues	$5,725,485	$5,629,559	$5,669,111	$5,903,385	$22,927,540
Cost of revenues	4,496,400	4,387,845	4,424,260	4,554,328	17,862,833
Selling, general and administrative expenses	1,179,775	1,175,430	1,168,646	1,253,144	4,776,995
Lease termination and impairment charges	5,778	7,226	7,199	25,575	45,778
Interest expense	46,668	49,703	50,303	53,391	200,065
Loss (gain) on sale of assets, net	397	(560)	(225)	(6,261)	(6,649)

	5,729,018	5,619,644	5,650,183	5,880,177	22,879,022

(Loss) income before income taxes	(3,533)	9,915	18,928	23,208	48,518
Income tax (benefit) expense	(3,021)	3,879	(4,682)	48,262	44,438

Net (loss) income from continuing operations	(512)	6,036	23,610	(25,054)	4,080
Net income (loss) from discontinued operations	(4,076)	8,737	(8,600)	3,912	(27)

Net (loss) income	$(4,588)	$14,773	$15,010	$(21,142)	$4,053

Basic and diluted (loss) income per share(1):
Continuing operations	$(0.00)	$0.01	$0.02	$(0.02)	$0.00
Discontinued operations	$(0.00)	$0.00	$(0.01)	$0.00	$0.00

Net basic and diluted income per share	$(0.00)	$0.01	$0.01	$(0.02)	$0.00

	Fiscal Year 2016
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
Revenues	$4,165,244	$5,169,082	$5,660,635	$5,775,276	$20,770,237
Cost of revenues	2,997,079	3,950,461	4,377,587	4,453,131	15,778,258
Selling, general and administrative expenses	1,092,363	1,125,178	1,169,319	1,194,311	4,581,171
Lease termination and impairment charges	5,019	9,637	6,951	18,870	40,477
Interest expense	57,765	49,555	41,014	37,798	186,132
Loss on debt retirements, net	—	33,205	—	—	33,205
Loss (gain) on sale of assets, net	(258)	(694)	2,128	(1,782)	(606)

	4,151,968	5,167,342	5,596,999	5,702,328	20,618,637

Income before income taxes	13,276	1,740	63,636	72,948	151,600
Income tax expense	5,241	900	28,499	14,872	49,512

Net (loss) income from continuing operations	8,035	840	35,137	58,076	102,088
Net income (loss) from discontinued operations	10,801	20,629	24,406	7,541	63,377

Net (loss) income	$18,836	$21,469	$59,543	$65,617	$165,465

Basic and diluted (loss) income per share(1):
Continuing operations	$0.01	$0.00	$0.03	$0.06	$0.10
Discontinued operations	$0.01	$0.02	$0.03	$0.00	$0.06

Net basic and diluted income per share	$0.02	$0.02	$0.06	$0.06	$0.16

(1)	Income per share amounts for each quarter may not necessarily total to the yearly income per share due to the weighting of shares outstanding on a quarterly and year-to-date basis.

(2)	The interim financial results for the fourth quarter of fiscal 2017 includes 14 weeks.